NYSE

16004784

Received SEC

JUL 18 2016

Washington, DC 20549

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

001-01183

July 19, 2016

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

CERT NY/S

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the 0.875% Senior Notes due 2028 of PepsiCo, Inc. under the Exchange Act of 1934.

Sincerely,

Silvio Conte